Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jody Simes (co-manager) has managed the fund since November 2019.

Ashley Fernandes (co-manager) has managed the fund since April 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Fernandes will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ashley Fernandes is co-manager of the fund, which he has managed since April 2022. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Fernandes will assume sole portfolio manager responsibilities for the fund.

AMF-22-01 1.847525.131	April 1, 2022

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2021
Prospectus

The following information replaces similar information for Materials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jody Simes (co-manager) has managed the fund since November 2019.

Ashley Fernandes (co-manager) has managed the fund since April 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Fernandes will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Materials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ashley Fernandes is co-manager of Materials Portfolio, which he has managed since April 2022. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Jody Simes is co-manager of Materials Portfolio, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Fernandes will assume sole portfolio manager responsibilities for the fund.

SELMT-22-01 1.918620.116	April 1, 2022